INCOME TAX AND DEFERRED TAX (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) Installment	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Reduction in the applicable rate [Abstract]
Income tax rate	30.00%	30.00%	35.00%
Additional tax depending on dividends distributed at the rate of 30%	7.00%
Additional tax depending on dividends distributed at the rate of 25%	13.00%
Tax Revaluation [Abstract]
Special revaluation tax	$ 0	$ (1,612,164)	$ 0
Tax revaluation benefit	$ 0	$ (6,447,872)	$ 0
Number of consecutive monthly installments | Installment	5
Bottom of Range [Member]
Tax Revaluation [Abstract]
Special tax, percentage	8.00%
Top of Range [Member]
Tax Revaluation [Abstract]
Special tax, percentage	15.00%
2019 [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	30.00%
2020 and Onwards [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	25.00%
2021 and Onwards [Member]
Reduction in the applicable rate [Abstract]
Income tax rate	25.00%